SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS

NOTE 21: SUBSEQUENT EVENTS

Subsequent events for recognition or disclosure have been evaluated through the date the financial statements were available to be issued.

Private Placement

●	On July 11, 2022, the Company entered into a securities purchase agreement with a single institutional investor to raise approximately $10,000 thousand through the private placement of 2,500,000 shares of common stock (or pre-funded warrants in lieu thereof), 2,500,000 Series A Warrants and 2,500,000 Series B Warrants. Each share of common stock (or pre-funded warrant in lieu thereof) is being sold together with accompanying warrants at a combined effective purchase price of $4.00. The Series A Warrants will be exercisable six months from the date of issuance at an exercise price of $4.41 per share and will expire two years from the date of issuance. The Series B Warrants will be exercisable six months from the date of issuance at an exercise price of $4.41 per share and will expire five and a half years from the date of issuance.

NOTE 17: SUBSEQUENT EVENTS

Sale Leaseback of St. Paul Farming Facility

On January 25, 2022, the Company entered into a purchase and sale agreement for a sale-leaseback transaction with a third party related to its industrial property in St. Paul, Minnesota. The Company sold the property to this third party and then entered into a new lease with them. Per the agreement, the initial term of the lease will be for 20 years with an option to extend for two 5 year terms. The based annual rent is $566 thousand. The Company received approximately $8,100 thousand in proceeds related to the sale of this property in connection with the sale-leaseback.

Agrico Merger

On January 31, 2022, the Company announced it will merge with a special acquisition company, Agrico Acquisition Corp. (“Agrico”). The transaction will result in the Company becoming a publicly listed company on NASDAQ and delisting from the Euronext Growth Oslo exchange during the second quarter of 2022.

Key highlights of the merger include:

●	The all-stock transaction creates a combined company with an equity value of approximately $375,000 thousand on a fully diluted pro forma basis, assuming no redemptions from Agrico’s shareholders.

●	Based on the common stock of Agrico at $10 per share, the transaction implies an exchange ratio of 0.091 for existing Company shareholders.

●	In addition to shares of Agrico common stock, the Company’s shareholders will receive one contractual Contingent Value Right per share of common stock that will entitle them to receive up to two stock payments upon the achievement of certain milestones. Each stock payment will consist of shares representing 5% of the fully diluted equity of the Company at the date of completion of the transaction.

New capital is expected to provide the Company the flexibility to fuel the next generation of farms in the US and International locations.

Bridge Financing Facility

On March 7, 2022, the company announced it entered a secured convertible bridge financing facility for up to $20,000 thousand. The facility, which matures one year from the drawdown date, will bear paid in kind interest at 8%, is secured by certain assets of the Company and, subject to required corporate approvals, will be convertible by the lenders into shares at any time following the consummation of the announced merger with Agrico. and the NASDAQ listing at a conversion price of US$10.00 / share in the merged entity.

Secured Credit Facility

On April 19, 2022, the Company secured a $30,000 thousand, Senior Secured Credit Facility with Farm Credit of Central Florida. $20,000 thousand of the facility is available under a term loan to support capital expenditures, whereas the remaining $10,000 thousand is available under a revolving loan for working capital needs of the Company in the United States. The credit agreement has a term of 120 months which includes standard terms and conditions customary in secured financing transactions of this nature. The principal under the term loan will bear interest at a rate of prime plus 0.750%, the principal under the revolving loan will bear interest at a rate of prime plus 0.625%.

Share Recast

On May 27, 2022, the Company’s merger between Kalera AS with its wholly-owned subsidiary Kalera S.A. became effective. As merger consideration, the shareholders of Kalera AS received shares in Kalera S.A. The exchange ratio in the merger between Kalera AS with its wholly-owned subsidiary Kalera S.A. was 2-to-1, meaning that two shares in Kalera AS gave the right to receive one share in Kalera S.A., resulting in the number of shares in Kalera S.A. being approximately half the number of shares as in Kalera AS. Subsequently, the Company’s merger between Kalera S.A. and Agrico Acquisition Corp on June 28, 2022 became effective. As merger consideration, the shareholders of Kalera S.A. received shares in Kalera Public Limited Company in accordance with a 0.181 exchange ratio, meaning that each share in Kalera S.A. gave the right to receive 0.181 shares of Kalera Public Limited Company. The accompanying financial statements and notes to the financial statements give retroactive effect to these merger events for all periods presented.

Agrico Acquisition Corp [Member]
SUBSEQUENT EVENTS

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than the subsequent event discussed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On April 20, 2022, the Company entered into an amended and restated warrant agreement (the “Amended and Restated Warrant Agreement”) to amend and restate the warrant agreement, dated July 7, 2021 (the “Original Agreement”), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, in order to correct certain omitted language and other typographical errors found in the Original Agreement. In particular, the Amended and Restated Warrant Agreement clarifies that the Company’s private warrants and working capital warrants, if any, are identical to the public warrants that were included as part of the units sold in the Company’s initial public offering.

Note 8 — Subsequent Events

On January 30, 2022, Agrico Acquisition Corp., a Cayman Islands exempted company entered into a Business Combination Agreement with (i) a private limited company incorporated in Ireland (ii) a Caymans Islands exempted company (iii) a limited liability company incorporated under the laws of the Grand Duchy of Luxembourg and, together with Cayman Merger Sub and (iv) a Norwegian private limited liability company.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events (other than the one disclosed above) that would have required adjustment or disclosure in the financial statements.

AGRICO ACQUISITION CORP.

CONDENSED BALANCE SHEETS

	March 31, 2022	December 31, 2021
	(Unaudited)	(Audited)
Assets:
Cash	288,426	664,428
Prepaid expenses	52,365	6,083
Total current assets	340,791	670,511
Cash and marketable securities held in Trust Account	146,651,498	146,644,675
Total assets	146,992,289	147,315,186

Liabilities, Redeemable Ordinary Shares and Shareholders’ Deficit
Accrued offering costs and expenses	259,507	129,068
Due to related party	—	73,795
Total current liabilities	259,507	202,863
Deferred underwriters’ fee	5,031,250	5,031,250
Total liabilities	5,290,757	5,234,113

Commitments and Contingencies (Note 6)
Redeemable Ordinary Shares	—	—
Class A ordinary shares subject to possible redemption, 14,375,000 Class A ordinary shares at redemption value of $10.20 per share at March 31, 2022 and December 31, 2021	146,625,000	146,625,000

Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at March 31, 2022 and December 31, 2021	—	—
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 143,750 issued and outstanding (excluding 143,750 shares subject to redemption) at March 31, 2022 and December 31, 2021	14	14
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 3,593,750 issued and outstanding as of March 31, 2022 and December 31, 2021	359	359
Accumulated deficit	(4,923,841)	(4,544,300)
Total Shareholders’ Deficit	(4,923,468)	(4,543,927)
Total Liabilities, Redeemable Ordinary Shares and Shareholders’ Deficit	146,992,289	147,315,186

The accompanying notes are an integral part of these unaudited condensed financial statements.

AGRICO ACQUISITION CORP.

UNAUDITED CONDENSED STATEMENTS OF OPERATIONS

	For the three months ended March 31,
	2022	2021
General and administrative costs	$386,364	$—
Loss from operations	386,364	—

Other income:
Interest earned on cash and marketable securities held in Trust Account	6,823	—
Total other income	6,823	—

Net loss	$(379,541)	$—

Weighted average shares outstanding of Class A ordinary shares	14,518,750	—
Basic and diluted net loss per share, Class A ordinary shares	$(0.02)	$—
Weighted average shares outstanding of Class B ordinary shares (1)	3,593,750	2,291,667
Basic and diluted net loss per share, Class B ordinary shares	$(0.02)	$—

(1)	As of March 31, 2021, excludes up to 468,750 shares subject to forfeiture to the extent that the underwriter’s over- allotment option is not exercised in full or in part. On April 9, 2021, the sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Founder Shares, which the Company cancelled, resulting in a decrease in the total number of Founder Shares outstanding from 5,000,000 shares to 3,593,750 shares.

The accompanying notes are an integral part of these unaudited condensed financial statements.

AGRICO ACQUISITION CORP.

UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS’ (DEFICIT) EQUITY

FOR THE THREE MONTHS ENDED MARCH 31, 2022

							Total
	Ordinary Shares				Additional		Shareholders’
	Class A		Class B		Paid-in	Accumulated	Equity
	Shares	Amount	Shares	Amount	Capital	Deficit	(Deficit)
Balance as of January 1, 2022	143,750	$14	3,593,750	$359	$—	$(4,544,300)	$(4,543,927)
Net loss	—	—	—	—	—	(379,541)	(379,541)
Balance as of March 31, 2022	143,750	$14	3,593,750	$359	$—	$(4,923,841)	$(4,923,468)

FOR THE THREE MONTHS ENDED MARCH 31, 2021

							Total
	Ordinary Shares				Additional		Shareholders’
	Class A		Class B		Paid-in	Accumulated	Equity
	Shares	Amount	Shares	Amount	Capital	Deficit	(Deficit)
Balance as of January 1, 2021	—	$—	—	$—	$—	$(9,672)	$(9,672)
Issuance of Class B ordinary shares to Sponsor (1)	—	—	3,593,750	359	24,641		25,000
Balance as of March 31, 2021	—	$—	3,593,750	$359	$24,641	$(9,672)	$15,328

(1)	Includes up to 468,750 shares subject to forfeiture to the extent that the underwriter’s over-allotment option is not exercised in full or in part. On April 9, 2021, the sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Founder Shares, which the Company cancelled, resulting in a decrease in the total number of Founder Shares outstanding from 5,000,000 shares to 3,593,750 shares.

The accompanying notes are an integral part of these unaudited condensed financial statements.

AGRICO ACQUISITION CORP.

UNAUDITED CONDENSED STATEMENT OF CASH FLOWS

	For the three months ended, March 31,
	2022	2021
Cash flows from Operating Activities:
Net loss	$(379,541)	$—
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust account	(6,823)	—
Changes in operating assets and liabilities:
Prepaid expenses	(46,282)	—
Due to related party	(73,795)	—
Accrued offering costs and expenses	130,439	—
Net cash used in operating activities	(376,002)	—

Cash flows from Financing Activities:
Proceeds from issuance of promissory note to related party	—	25,000
Net cash provided by financing activities	—	25,000

Net change in cash	(376,002)	25,000
Cash, beginning of period	664,428	—
Cash, end of period	$288,426	$25,000

Supplemental disclosure of cash flow information:
Issuance of Class B ordinary shares to Sponsor in exchange for due to related party	$—	$25,000
Deferred offering costs included in accrued costs and expenses	$—	$20,450
Deferred offering costs paid by Sponsor	$—	$57,771

The accompanying notes are an integral part of these unaudited condensed financial statements.

AGRICO ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS